SCUDDER SECURITIES TRUST

        Supplement to the Statement of Additional Information dated August 12, 1996.

The following text replaces the text under "Financial Statements" on page 47.


                              FINANCIAL STATEMENTS

         The financial statements and notes, including the investment portfolio of the Fund, together with the Financial Highlights, are incorporated by reference and attached hereto in the Annual Report to Shareholders dated August 31, 1996, and are hereby deemed to be part of the Statement of Additional Information.





February 7, 1997